Tax expenses (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Tax expenses [Line Items]
Tax expenses	R$ (477,037)	R$ (326,584)	R$ (248,588)
PIS
Tax expenses [Line Items]
Tax expenses	(335,612)	(259,357)	(198,414)
ISSQN
Tax expenses [Line Items]
Tax expenses	(59,929)	(17,043)	(40,182)
INSS
Tax expenses [Line Items]
Tax expenses	(18,741)	(13,110)	(5,604)
Other tax collections
Tax expenses [Line Items]
Tax expenses	R$ (62,756)	R$ (37,074)	R$ (4,388)